(Loss)/Income Per Share - Schedule of Basic Loss Per Share and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic Loss Per Share and Diluted Loss Per Share [Abstract]
Net (loss)/income		¥ 356,568	$ 49,776	¥ 385,527	¥ (108,652)
Net loss attributable to noncontrolling interests		2,162	302		115
Net (loss)/income attributable to QuantaSing Group Limited		358,730	50,078	385,527	(108,537)
Accretion of the Company’s preferred shares					(22,379)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited		¥ 358,730	$ 50,078	¥ 385,527	¥ (130,916)
Weighted average number of ordinary shares outstanding (i)
— basic (in Shares)	[1]	161,291,663	161,291,663	164,998,649	103,948,398
— diluted (in Shares)	[1]	165,196,242	165,196,242	170,045,651	103,948,398
Net (loss)/income per share
— basic (in Yuan Renminbi per share) | (per share)		¥ 2.22	$ 0.31	¥ 2.34	¥ (1.26)
— diluted (in Yuan Renminbi per share) | (per share)		¥ 2.17	$ 0.3	¥ 2.27	¥ (1.26)

[1]	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,318,369, 3,092,516 and 810,696 vested options with nominal exercise price for the years ended June 30, 2023, 2024 and 2025.